CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Common stock, shares issued (in shares)	1	1	1
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01